Financial investments - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Debt securities held	S/ 18,153,492,000	S/ 14,188,473,000
(Loss) recovery due to impairment of financial investments	32,904,000	6,790,000	S/ (13,077,000)
Investments at amortized cost	62,684,768,000	51,327,835,000
Investments estimated fair value	2,988,539,000	2,328,303,000
Investments at amortized cost, gain		8,474,000
Investments classified as investments at fair value through profit or loss	1,373,548,000	1,125,722,000
Investments measured at fair value through profit or loss held for trading	357,325,000	194,535,000
Investments mandatorily measured at fair value through profit or loss	1,685,452,000	1,357,002,000
Net gain from financial assets at fair value through profit or loss	205,090,000	41,027,000	25,103,000
Dividend From Entities	4,606,000	S/ 2,706,000	4,969,000
Loss on sale of shares at fair value through other comprehensive income	S/ 24,154,000
Ishares [member]
Disclosure of financial assets [line items]
Stock Issued During Period, Shares, New Issues	904,915
Stock Issued During Period, Value, New Issues	S/ 132,726,000
Bottom of range [member]
Disclosure of financial assets [line items]
Investments maturity date	September 2023	September 2023
investments effective interest rate	4.29%	4.29%
Top of range [member]
Disclosure of financial assets [line items]
Investments maturity date	August 2037	August 2037
investments effective interest rate	5.15%	6.26%
InRetail Perú Corp [member]
Disclosure of financial assets [line items]
Number of shares owned	2,396,920	2,396,920
Investment owned, ownership percentage	2.33%	2.33%
Investments classified as investments at fair value through profit or loss	S/ 339,945,000	S/ 285,962,000
RPI international holding [member]
Disclosure of financial assets [line items]
Investments classified as investments at fair value through profit or loss	138,000	192,500
Dividends from investments	8,216,000	11,010,000	S/ 9,847,000
Gilead Sciences INC [Member]
Disclosure of financial assets [line items]
Investments classified as investments at fair value through profit or loss		S/ 19,381,000
share Issued at fair value through other comprehensive income	90,000
Stock Issued During Period, Value, New Issues	S/ 25,357,000
Interbank [member]
Disclosure of financial assets [line items]
Investments at amortized cost	340,518,000
Investments at amortized cost, gain	S/ 8,474,000
Inteligo bank and interseguro [member] | BioPharma Credit PLC [member]
Disclosure of financial assets [line items]
Investment owned, ownership percentage	9.90%	10.09%
Interseguro compañía de seguros S.A [member]
Disclosure of financial assets [line items]
Investment owned, ownership percentage	99.84%	99.84%
Interseguro compañía de seguros S.A [member] | BioPharma Credit PLC [member]
Disclosure of financial assets [line items]
Number of shares owned classified as investment at fair value through other comprehensive income	99,500,000	99,500,000
Inteligo bank ltd [member] | BioPharma Credit PLC [member]
Disclosure of financial assets [line items]
Number of shares owned classified as fair value through profit and loss	36,504,244	39,065,925
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Investments at amortized cost	S/ 2,707,298,000	S/ 2,206,986,000
Loans issued by BCRP [member] | Interbank [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 1,071,740,000	S/ 762,347,000